Finance Cost (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Summary of Finance Cost
	2020	2021	2022
	RM	RM	RM	USD
Interest expenses on:
Bank charges	-	16,103	776	176
Operating lease obligation	-	-	24,768	5,626
Other borrowings	-	90,370	25,560	5,806
Total	-	106,473	51,104	11,608